FINANCIAL INSTRUMENTS (Details) (Cash Flow Hedging, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 28, 2013
Financial Instruments
Cash Flow Hedge gain to be Reclassified within Twelve Months	$ 0.3
Foreign exchange contracts
Financial Instruments
Notional amount	1,900.0
Commodity contracts
Financial Instruments
Notional amount	$ 4.4